Employee Benefit Plans (Estimated Amortized Net Periodic Benefit For 2012) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Unrecognized prior service cost	$ 25
Unrecognized net loss	6
Unrecognized net transition obligation	24
Total	55
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Unrecognized prior service cost	19
Unrecognized net loss	125
Total	$ 144